Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

7. Cash and cash equivalents

As at December 31	2022	2021
Bank balances	$34,748	$17,661
Short-term deposits	36,350	23,011
Total cash and cash equivalents	$71,098	$40,672

Cash and cash equivalents include cash and money market investments with original maturities of less than 90 days.